Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                November 25, 2019




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:          Advisors Disciplined Trust 1749 (the "Fund")
                     ((File No. 333-216527) (CIK# 1675323))

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 2, which was the most recent post-effective amendment to the registration statement, was filed electronically with the Commission on November 22, 2019.

                                Very truly yours,

                                Advisors Disciplined Trust 1749

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President